Investments Investment in MillerCoors (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Directors	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2016
Schedule of Equity Method Investments [Line Items]
Accelerated depreciation	$ 49.4
Results Of Operations
Restructuring Charges	$ 9.5	$ 14.2	$ 26.8
MillerCoors [Member]
Schedule of Equity Method Investments [Line Items]
Number of directors appointed | Directors	5
MCBC economic Interest (as a percent)	42.00%	42.00%	42.00%
Accelerated depreciation	$ 61.3
Condensed balance sheets
Current assets	800.5	$ 795.3
Non-current assets	9,099.5	9,047.4
Total assets	9,900.0	9,842.7
Current liabilities	1,180.1	1,061.3
Non-current liabilities	1,407.0	1,578.8
Total liabilities	2,587.1	2,640.1
Noncontrolling interests	20.1	23.5
Owners' equity	7,292.8	7,179.1
Total liabilities and equity	9,900.0	9,842.7
Results Of Operations
Net sales	7,725.5	7,848.4	$ 7,800.8
Cost of goods sold	(4,547.5)	(4,743.8)	(4,723.7)
Gross profit	3,178.0	3,104.6	3,077.1
Operating income	1,239.2	1,347.3	1,287.4
Net income attributable to MillerCoors	1,217.8	1,326.2	1,270.5
Restructuring Charges	6.4	$ 1.4	17.2
Defined Benefit Plan, Settlements, Benefit Obligation	$ 42.4
Equity Method Investment, Voting Percentage	50.00%
Asset impairment charges			$ 2.6
SAB Miller [Member]
Schedule of Equity Method Investments [Line Items]
Number of directors appointed | Directors	5
MCBC economic Interest (as a percent)	58.00%
Results Of Operations
Equity Method Investment, Voting Percentage	50.00%
Subsequent event | MillerCoors [Member]
Schedule of Equity Method Investments [Line Items]
MCBC economic Interest (as a percent)				100.00%